Unaudited Condensed COnsolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 279,836	$ 248,774	$ 1,027,447	$ 917,760	$ 719,509
Cost of sales	156,604	149,240	608,616	550,893	421,897
Gross profit	123,232	99,534	418,831	366,867	297,612
Selling, general and administrative expenses	59,756	47,399	226,716	187,864	138,986
Provision for legal settlement			32,000	0	0
Operating income	63,476	52,135	160,115	179,003	158,626
Interest expense			15,091	13,887	20,640
Interest expense, net	3,637	3,683
Loss on extinguishment of debt			0	0	15,918
Interest income			(294)	(173)	(125)
Income before income taxes	59,839	48,452	145,318	165,289	122,193
Provision for income taxes	22,506	18,406	55,930	63,358	43,957
Net income	$ 37,333	$ 30,046	$ 89,388	$ 101,931	$ 78,236
Basic net income per common share	$ 0.19	$ 0.15	$ 0.46	$ 0.52	$ 0.40
Diluted net income per common share	$ 0.19	$ 0.15	$ 0.45	$ 0.52	$ 0.40
Basic weighted average shares	196,217,311	195,745,670	195,933,800	195,735,309	195,619,943
Diluted weighted average shares	198,160,465	197,773,850	198,047,453	197,852,932	196,559,084